Net Income per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Common stock, stock dividend, percentage						10.00%
Net income	$ 2,500	$ 3,757	$ 3,444	$ 3,192	$ 3,160	$ 3,020	$ 2,824	$ 4,205	$ 12,893	$ 13,209
Weighted average common shares outstanding - Basic (in shares)									10,558	9,416
Plus: Potential dilutive common stock equivalents (in shares)									191	156
Weighted average common shares outstanding - Diluted (in shares)									10,749	9,572
Net income per common share - Basic (in dollars per share)	$ 0.23	$ 0.36	$ 0.33	$ 0.30	$ 330	$ 320	$ 300	$ 450	$ 1.22	$ 1.40
Net income per common share - Diluted (in dollars per share)	$ 0.23	$ 0.35	$ 0.32	$ 0.30	$ 320	$ 320	$ 300	$ 440	$ 1.20	$ 1.38
Stock options and common stock excluded from the income per share calculation as their effect would have been anti-dilutive (in shares)									71	73